Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	[1]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount		¥ 10,122,000	[1]	¥ 50,122,000			$ 30,792	¥ 206,001,000	¥ 50,122,000
Impairment charge		¥ 40,000,000
Pre-tax discount rate	13.96%
Estimated revenue growth rate	5.00%
Pre-tax discount rate that would result in an impairment		14.82%					14.28%	14.28%
Increase decrease in impairment charge	¥ 0.033
Estimation of future business projection	The Group used a 11 years forecast which is based on the financial budgets approved by the senior management covering 8 years' period from 2019 to 2026, and a further 3 years of forecast with no terminal value. Management has assessed the useful life of the development costs to be 10 years commencing from 2020, the year which National VI and Tier 4 emission standards are expected to be implemented.
Pre-tax discount rate applied to cash flow projection							26.30%	26.30%
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount							$ 29,300	¥ 195,900,000
Jining Yuchai Engine Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount		¥ 10,100,000		0
Impairment charge	¥ 0	¥ 40,000,000		¥ 0	¥ 26,700,000	¥ 60,000,000
Expected useful life of intangible assets		Expected useful life of the intangible assets from 15 years to 10 years
Pre-tax discount rate		13.69%
Intangible assets life forecast		10 years
Description of commercial deployment of business		The revised business plan projected 6 years, year 2023 to reach the commercial deployment of the technology. The revenue growth rate is estimated at 15.6% in 2023 and thereafter management assumed no revenue growth from 2024 to 2027.
Estimated revenue growth rate		15.60%
Pre-tax discount rate that would result in an impairment							1.00%	1.00%
Increase decrease in impairment charge		¥ 6,700,000

[1]	Restated